1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Property useful lives)	12 Months Ended
Jun. 30, 2019
Machinery and equipment [Member]
Estimated Useful Life	2 - 7 years
Leasehold improvements [Member]
Estimated Useful Life	Shorter of lease term or estimated useful life
Furniture and fixtures [Member]
Estimated Useful Life	5 years
Vehicles [Member]
Estimated Useful Life	3 years